UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                                     Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2016

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi Annual Report
For the six months ended September 30, 2016
RBC Emerging Markets Equity Fund
RBC Emerging Markets Small Cap Equity Fund
RBC Global Opportunities Fund
RBC International Opportunities Fund

	RBC Funds
About Your Semi Annual Report

This semi annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents
	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- RBC Emerging Markets Equity Fund	5
	- RBC Emerging Markets Small Cap Equity Fund	6
	- RBC Global Opportunities Fund	7
	- RBC International Opportunities Fund	8
	Schedules of Portfolio Investments	9
	Financial Statements
	- Statements of Assets and Liabilities	24
	- Statements of Operations	26
	- Statements of Changes in Net Assets	27
	Financial Highlights	31
	Notes to Financial Statements	37
	Share Class Information	50
	Supplemental Information	51
	Approval of Investment Advisory Agreement and Sub-Advisory Agreements	53

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”) serves as the investment sub-advisor to the Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of the Funds’ portfolios is set forth below.

Philippe Langham

Senior Portfolio Manager and Head of Emerging Market Equities

Philippe Langham is Head of Emerging Market Equities at RBC GAM (UK) and is responsible for portfolio management of RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. Philippe joined RBC GAM (UK) in November 2009 from Societe Generale Asset Management, where he was Head of Global Emerging Markets. He was previously Director and Head of Emerging Markets and Asia at Credit Suisse in Zurich. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a BSc in economics from the University of Manchester in England and is a Chartered Accountant.

Habib Subjally

Senior Portfolio Manager and Head of Global Equities

Habib Subjally is Head of Global Equities at RBC GAM (UK) and is responsible for portfolio management of RBC Global Opportunities Fund and RBC International Opportunities Fund. Prior to joining RBC GAM (UK) in 2006, Habib held various leadership and portfolio management positions at Credit Suisse, Invesco and Merrill Lynch Investment Managers, and also worked at Ernst & Young. He holds a BSc (Hons) from the London School of Economics and holds Chartered Accountant and ASIP designations.

PERFORMANCE SUMMARY

	1 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio (1)(2)

Average Annual Total Returns as of September 30, 2016 (Unaudited)

RBC Emerging Markets Equity Fund
Class A
- Including Maximum Sales Charge of 5.75%	7.41%	2.12%
- At Net Asset Value	13.92%	4.32%	1.14%	2.74%

Class I	14.09%	4.58%	0.75%	1.89%

MSCI Emerging Markets
Net Index (b)	16.78%	-0.72%

RBC Emerging Markets Small Cap Equity Fund
Class A
- Including Maximum Sales Charge of 5.75%	10.85%	0.84%
- At Net Asset Value	17.56%	3.01%	1.85%	5.42%

Class I	17.99%	3.29%	1.60%	5.17%

MSCI Emerging Markets
Small Cap Net Index (b)	12.65%	1.73%

RBC Global Opportunities Fund

Class I	12.17%	4.87%	1.05%	3.97%

MSCI ACWI Index (b)	11.96%	1.22%

RBC International Opportunities Fund

Class I	6.69%	-0.48%	1.00%	3.92%

MSCI ACWI ex US Index (b)	9.26%	-1.72%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us.

PERFORMANCE SUMMARY

(1)	The Funds’ expenses reflect actual expenses for the most recent fiscal year ended March 31, 2016.

(2)	The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2017 (October 31, 2017 for RBC Emerging Markets Equity Fund). For RBC Emerging Markets Equity Fund, effective August 3, 2015, the annual rate under the expense limitation agreement is 0.975% for Class A and 0.725% for Class I. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2016.

(a)	The since inception date (commencement of operations) is December 20, 2013 for RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund and December 3, 2014 for RBC Global Opportunities Fund and RBC International Opportunities Fund.

(b)	Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

The MSCI Emerging Markets Small Cap Net Index includes small cap representation across 21 emerging markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country.

The MSCI All Country World (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI All Country World (“ACWI”) ex US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

This Page Intentionally Left Blank

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Net Index				Benchmark
* Includes U.S. dollar denominated cash equivalent investments representing 2.76% of investments.				Asset Allocation as of 9/30/16 (% of Fund’s investments) & Top Five Industries as of 9/30/16 (% of Fund’s net assets)
Naspers Ltd.	4.62%	Banco Bradesco SA ADR	3.65%	Top Ten Holdings (excluding investment companies) as of 9/30/16 (% of Fund’s net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.48%	SM Investments Corp.	3.20%
Housing Development Finance Corp. Ltd.	4.47%	Unilever Plc	2.94%
Dr. Reddy’s Laboratories Ltd. ADR	3.82%	Infosys Ltd. ADR	2.68%
AIA Group, Ltd.	3.71%	China Mobile Ltd.	2.65%

* A listing of all portfolio holdings can be found beginning on page 9.
				Growth of $250,000 Initial Investment Since Inception (12/20/13)
The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Small Cap Equity Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI Emerging Markets Small Cap Net Index
Asset Allocation as of 9/30/16 (% of Fund’s investments) & Top Five Industries as of 9/30/16 (% of Fund’s net assets)
	* Includes U.S. dollar denominated cash equivalent investments representing 0.78% of investments.
Top Ten Holdings (excluding investment companies) as of 9/30/16 (% of Fund’s net assets)	Tube Investments of India Ltd.	3.25%	Delta Electronics Thailand Public Co. Ltd. - FOR	3.00%
	Security Bank Corp.	3.12%	Inversiones Aguas Metropolitanas SA	2.96%
	Godrej Industries Ltd.	3.12%	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	2.96%
	Marico Ltd.	3.11%	Amorepacific Corp.	2.95%
	Indraprastha Gas Ltd.	3.02%	Standards Foods Corp.	2.81%
	* A listing of all portfolio holdings can be found beginning on page 13.
Growth of $250,000 Initial Investment Since Inception (12/20/13)
	The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC Global Opportunities Fund
Long-term growth of capital.				Investment Objective
MSCI ACWI Index				Benchmark
				Asset Allocation as of 9/30/16 (% of Fund’s investments) & Top Five Industries as of 9/30/16 (% of Fund’s net assets)
*Includes U.S. dollar denominated cash equivalent investments representing 0.91% of investments.

International Flavors & Fragrances, Inc.	4.39%	UnitedHealth Group, Inc.	3.54%	Top Ten Holdings (excluding investment companies) as of 9/30/16 (% of Fund’s net assets)
EOG Resources, Inc.	4.37%	Estee Lauder Cos., Inc. (The), Class A	3.54%
First Republic Bank	4.32%	Intuit, Inc.	3.50%
HDFC Bank Ltd. ADR	4.16%	Amazon.com, Inc.	3.48%
Alphabet, Inc., Class A	4.04%	Deutsche Post AG	3.27%
*A listing of all portfolio holdings can be found beginning on page 18.
				Growth of $250,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $250,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)
	RBC International Opportunities Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI ACWI ex US Index
Asset Allocation as of 9/30/16 (% of Fund’s investments) & Top Five Industries as of 9/30/16 (% of Fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 0.86% of investments.

Top Ten Holdings (excluding investment companies) as of 9/30/16 (% of Fund’s net assets)	Pernod Ricard SA	4.65%	Deutsche Post AG	4.32%
	HDFC Bank Ltd. ADR	4.62%	ASML Holding NV	4.14%
	Naspers Ltd., N Shares	4.55%	AIA Group Ltd.	4.10%
	Anheuser-Busch InBev NV	4.54%	Safran SA	3.73%
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.49%	Oil Search Ltd.	3.67%
	*A listing of all portfolio holdings can be found beginning on page 21.

Growth of $250,000 Initial Investment Since Inception (12/20/13)
	The graph reflects an initial investment of $250,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

September 30, 2016 (Unaudited)

Shares		Value
Common Stocks — 93.10%
Brazil — 7.58%
496,892	Banco Bradesco SA ADR	$4,506,810
207,500	Natura Cosmeticos SA	2,007,272
169,100	TOTVS SA	1,606,688
226,500	WEG SA	1,241,792

		9,362,562

Chile — 3.15%
327,000	Antofagasta Plc	2,215,061
114,044	Cia Cervecerias Unidas SA	1,152,362
235,450	Quinenco SA	522,403

		3,889,826

China — 20.34%
680,800	AIA Group Ltd.	4,578,206
26,750	Alibaba Group Holding Ltd. ADR*	2,829,884
12,390	Baidu, Inc. ADR*	2,255,847
676,600	China Merchants Port Holdings Co. Ltd.	1,814,971
266,000	China Mobile Ltd.	3,267,642
436,000	China Resources Land Ltd.	1,229,261
937,670	Fuyao Glass Industry Group Co. Ltd. - Series A	2,380,789
1,070,000	Guangdong Investment Ltd.	1,709,269
2,089,000	Lenovo Group Ltd.	1,394,296
700,700	Samsonite International SA	2,259,285
635,500	Weifu High-Technology Group Co. Ltd. - Series B	1,397,089

		25,116,539

India — 13.27%
113,669	Cummins India Ltd.	1,547,695
101,600	Dr. Reddy’s Laboratories Ltd. ADR	4,716,272
25,150	Hero MotoCorp Ltd.	1,292,176
263,000	Housing Development Finance Corp. Ltd.	5,516,426
210,000	Infosys Ltd. ADR	3,313,800

		16,386,369

Indonesia — 3.31%
1,644,500	Bank Central Asia Tbk PT	1,983,544
16,000,000	Kalbe Farma Tbk PT	2,108,122

		4,091,666

Jordan — 1.30%
61,248	Hikma Pharmaceuticals Plc	1,599,894

Korea — 6.55%
5,030	Amorepacific Corp.	1,783,750
115,500	Hanon Systems	1,306,810

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2016 (Unaudited)

Shares		Value
1,470	Samsung Electronics Co. Ltd.	$2,141,441
3,410	Samsung Fire & Marine Insurance Co. Ltd.	868,534
54,390	Shinhan Financial Group Co. Ltd.	1,992,015

		8,092,550

Malaysia — 2.55%
1,200,000	Axiata Group Berhad	1,514,757
339,500	Public Bank Berhad	1,627,889

		3,142,646

Mexico — 1.28%
701,000	Kimberly-Clark de Mexico SAB de CV - Series A	1,585,676

Nigeria — 0.46%
7,416,525	Guaranty Trust Bank Plc	566,844

Peru — 2.45%
19,900	Credicorp Ltd.	3,029,178

Philippines — 3.20%
283,825	SM Investments Corp.	3,952,662

Poland — 0.87%
33,000	Bank Pekao SA	1,068,453

Russia — 0.97%
28,728	Magnit OJSC GDR	1,197,670

South Africa — 9.39%
342,272	Clicks Group Ltd.	3,178,260
398,000	FirstRand Ltd.	1,378,952
119,431	Mr. Price Group Ltd.	1,321,193
33,000	Naspers Ltd. - N Shares	5,711,406

		11,589,811

Taiwan — 9.78%
262,000	Delta Electronics, Inc.	1,403,434
162,000	Giant Manufacturing Co. Ltd.	1,145,703
1,018,702	Standard Foods Corp.	2,617,776
942,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,537,211

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2016 (Unaudited)

Shares		Value
732,469	Uni-President Enterprises Corp.	$ 1,378,148

		12,082,272

Thailand — 1.32%
962,400	Central Pattana Public Co. Ltd. - FOR	1,624,878

Turkey — 1.46%
1,236,000	Enka Insaat ve Sanayi AS	1,807,874

United Arab Emirates — 0.93%
1,557,129	Emaar Malls PJSC	1,150,400

United Kingdom — 2.94%
76,785	Unilever Plc	3,633,455

Total Common Stocks		114,971,225

(Cost $105,439,071)

Preferred Stocks — 4.03%
Korea — 4.03%
5,670	Hyundai Motor Co.	518,501
2,756	Samsung Electronics Co. Ltd.	3,237,752
7,345	Samsung Fire & Marine Insurance Co. Ltd.	1,223,032

Total Preferred Stocks		4,979,285

(Cost $4,233,199)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2016 (Unaudited)
Shares	Value

Investment Company — 2.76%
3,406,093 Dreyfus Cash Management, Institutional Shares	$3,406,093

Total Investment Company	3,406,093

(Cost $3,406,093)

Total Investments	$123,356,603
(Cost $113,078,363)(a) — 99.89%

Other assets in excess of liabilities — 0.11%	139,884

NET ASSETS — 100.00%	$123,496,487

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	27.66%
Consumer Staples	21.09%
Consumer Discretionary	15.65%
Information Technology	13.95%
Telecom Services	10.32%
Industrials	5.28%
Materials	1.79%
Utilities	1.39%
Other*	2.87%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

September 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 94.66%
Brazil — 7.91%
10,000	Cia Hering	$ 55,379
23,400	Duratex SA*	62,311
13,000	Mahle-Metal Leve SA	92,779
9,100	Natura Cosmeticos SA	88,030
6,300	TOTVS SA	59,859
4,850	Wilson Sons Ltd. BDR	52,181

		410,539

Chile — 6.31%
86,000	Inversiones Aguas Metropolitanas SA	153,816
38,602	Parque Arauco SA	87,262
44,510	SONDA SA	86,228

		327,306

China — 10.44%
15,000	Asia Satellite Telecommunications Holdings Ltd.*	20,585
4,300	Hollysys Automation Technologies Ltd.*	95,331
112,800	Luthai Textile Co. Ltd., B Shares	144,438
40,000	Samsonite International SA	128,973
25,000	Stella International Holdings Ltd.	42,727
168,000	Tao Heung Holdings Ltd.	52,910
27,980	Vitasoy International Holdings Ltd.	56,669

		541,633

Egypt — 1.58%
7,606	Edita Food Industries SAE GDR	45,636
10,754	Integrated Diagnostics Holdings Plc(a)	36,349

		81,985

India — 19.79%
3,800	Bajaj Holdings & Investment Ltd.	109,130
9,000	Cummins India Ltd.	122,542
2,616	eClerx Services Ltd.	59,111
25,000	Godrej Industries Ltd.	161,698
13,400	Indraprastha Gas Ltd.	156,690
39,000	Marico Ltd.	161,585
4,400	Sundaram Finance Ltd.	87,991
19,000	Tube Investments of India Ltd.	168,590

		1,027,337

Indonesia — 3.88%
1,985,300	Ace Hardware Indonesia Tbk PT	133,330
309,800	Acset Indonusa Tbk PT	68,096

		201,426

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2016 (Unaudited)

Shares		Value

Korea — 5.47%
400	Cuckoo Electronics Co. Ltd.	$51,983
12,473	DGB Financial Group, Inc.	102,703
6,500	Macquarie Korea Infrastructure Fund	51,998
70	Medy-Tox, Inc.	28,770
900	Youngone Holdings Co. Ltd.	48,679

		284,133

Malaysia — 3.84%
176,000	CapitaLand Malaysia Mall Trust REIT	65,958
18,400	LPI Capital Berhad	73,804
123,200	Oldtown Berhad	59,326

		199,088

Mexico — 2.91%
54,500	Corp. Inmobiliaria Vesta SAB de CV	75,104
35,000	Grupo Herdez SAB de CV	76,102

		151,206

Nigeria — 0.48%
324,500	Guaranty Trust Bank Plc	24,801

Philippines — 4.33%
187,650	Century Pacific Food, Inc.	62,720
32,450	Security Bank Corp.	161,961

		224,681

South Africa — 8.37%
3,100	Cashbuild Ltd.	95,269
6,800	Clicks Group Ltd.	63,143
26,900	Consolidated Infrastructure Group Ltd.*	50,678
13,000	Hyprop Investments Ltd. REIT	114,680
13,319	Oceana Group Ltd.	110,630

		434,400

Taiwan — 10.96%
50,000	Chroma ATE, Inc.	134,757
10,000	Giant Manufacturing Co. Ltd.	70,722
5,000	Ginko International Co. Ltd.	49,793
18,800	Pacific Hospital Supply Co. Ltd.	60,154
56,776	Standard Foods Corp.	145,899
34,000	Wistron NeWeb Corp.	107,634

		568,959

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2016 (Unaudited)

Shares		Value

Thailand — 8.39%
53,300	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	$153,517
68,000	Delta Electronics Thailand Public Co. Ltd. - FOR	155,937
320,000	MC Group Public Co. Ltd. - FOR	125,760

		435,214

Total Common Stocks		4,912,708

(Cost $4,881,190)

Equity Linked Securities — 2.34%
Luxembourg — 2.34%
115,000	Aramex PJSC	121,325

Total Equity Linked Securities		121,325

(Cost $101,131)

Preferred Stocks — 2.95%
Korea — 2.95%
792	Amorepacific Corp.	152,980

Philippines — 0.00%
58,000	Security Bank Corp.(b)	120

Total Preferred Stocks		153,100

(Cost $53,427)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2016 (Unaudited)

Shares	Value

Investment Company — 0.79%
40,724 Dreyfus Cash Management, Institutional Shares	$40,724

Total Investment Company	40,724

(Cost $40,724)

Total Investments	$5,227,857
(Cost $5,076,472)(c) — 100.74%

Liabilities in excess of other assets — (0.74)%	(38,174)

NET ASSETS — 100.00%	$5,189,683

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2016 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer Discretionary	23.35%
Financials	21.37%
Consumer Staples	19.71%
Industrials	11.00%
Information Technology	10.46%
Utilities	5.98%
Materials	4.31%
Health Care	3.37%
Telecom Services	0.40%
Other*	0.05%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

September 30, 2016 (Unaudited)

Shares		Value
Common Stocks — 99.24%
Belgium — 2.91%
1,225	Anheuser-Busch InBev NV	$161,098

Denmark — 2.16%
2,866	Novo Nordisk A/S	119,451

France — 6.01%
1,456	Pernod Ricard SA	172,441
2,231	Safran SA	160,459

		332,900

Germany — 3.27%
5,780	Deutsche Post AG	180,964

Hong Kong — 1.48%
12,200	AIA Group Ltd.	82,042

India — 4.16%
3,200	HDFC Bank Ltd. ADR	230,048

Ireland — 2.34%
1,148	Paddy Power Betfair Plc	129,319

Japan — 3.18%
4,000	Kubota Corp.	60,542
400	SMC Corp.	115,493

		176,035

Netherlands — 4.40%
1,298	ASML Holding NV	142,250
900	Core Laboratories NV	101,097

		243,347

South Africa — 3.25%
1,039	Naspers Ltd., N Shares	179,823

Switzerland — 2.73%
608	Roche Holding AG	151,087

Taiwan — 2.76%
5,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	152,950

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2016 (Unaudited)

Shares		Value
United Kingdom — 4.65%
3,820	InterContinental Hotels Group Plc	$157,441
8,158	St. James’s Place Plc	100,139

		257,580

United States — 55.94%
278	Alphabet Inc., Class A*	223,529
230	Amazon.com, Inc.*	192,581
898	Amgen, Inc.	149,795
6,600	Blackstone Group LP (The) - MLP	168,498
1,200	Citigroup, Inc.	56,676
2,862	Cognizant Technology Solutions Corp., Class A*	136,546
2,100	Danaher Corp.	164,619
2,500	EOG Resources, Inc.	241,775
2,212	Estee Lauder Cos., Inc. (The), Class A	195,895
3,100	First Republic Bank	239,041
3,150	Fortive Corp.	160,335
1,431	Gartner Inc.*	126,572
1,700	International Flavors & Fragrances, Inc.	243,049
1,762	Intuit, Inc.	193,838
1,500	Occidental Petroleum Corp.	109,380
1,100	Sempra Energy	117,909
2,400	TJX Cos., Inc. (The)	179,472
1,400	UnitedHealth Group, Inc.	196,000

		3,095,510

Total Common Stocks		5,492,154

(Cost $5,043,036)
Investment Company — 0.92%
50,708	Dreyfus Cash Management, Institutional Shares	50,708

Total Investment Company		50,708

(Cost $50,708)

Total Investments		$5,542,862
(Cost $5,093,744)(a) — 100.16%

Liabilities in excess of other assets — (0.16)%		(8,795)

NET ASSETS — 100.00%		$5,534,067

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2016 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Information Technology	17.63%
Financials	15.84%
Industrials	15.22%
Consumer Discretionary	15.15%
Health Care	11.14%
Consumer Staples	9.57%
Energy	8.17%
Materials	4.39%
Utilities	2.13%
Other*	0.76%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

September 30, 2016 (Unaudited)

Shares		Value
Common Stocks — 99.18%
Australia — 6.81%
24,561	Caltex Australia Ltd.	$649,364
137,442	Oil Search Ltd.	756,966

		1,406,330

Belgium — 4.54%
7,125	Anheuser-Busch InBev NV	936,998

Canada — 2.86%
13,445	Enbridge, Inc.	590,906

Denmark — 2.76%
13,674	Novo Nordisk A/S	569,915

France — 9.79%
2,701	Air Liquide SA	289,647
8,113	Pernod Ricard SA	960,862
10,716	Safran SA	770,721

		2,021,230

Germany — 4.32%
28,508	Deutsche Post AG	892,547

Hong Kong — 4.10%
125,800	AIA Group Ltd.	845,973

India — 4.62%
13,283	HDFC Bank Ltd. ADR	954,915

Ireland — 2.67%
4,892	Paddy Power Betfair Plc	551,072

Japan — 15.64%
34,700	Astellas Pharma, Inc.	541,981
36,100	Kubota Corp.	546,392
6,800	Nidec Corp.	628,546
7,900	Oriental Land Co. Ltd.	481,092
2,500	SMC Corp.	721,832
70,000	Tokyo Gas Co. Ltd.	311,431

		3,231,274

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2016 (Unaudited)

Shares		Value

Korea — 0.99%
927	LG Chem Ltd.	$205,027

Netherlands — 5.31%
3,552	AKZO Nobel NV	240,258
7,811	ASML Holding NV	856,019

		1,096,277

Philippines — 3.25%
182,420	Universal Robina Corp.	671,343

South Africa — 4.55%
5,431	Naspers Ltd., N Shares	939,959

Sweden — 1.22%
8,506	Svenska Cellulosa AB SCA, Series B	252,466

Switzerland — 8.84%
1,167	Partners Group Holding AG	589,610
2,910	Roche Holding AG	723,131
37,601	UBS Group AG	513,647

		1,826,388

Taiwan — 4.49%
30,318	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	927,428

United Kingdom — 12.42%
27,118	Admiral Group Plc	719,737
16,094	Intercontinental Hotels Group Plc	663,312
531,007	Lloyds Banking Group Plc	375,163
10,620	Royal Dutch Shell Plc, B Shares	275,329
43,254	St. James’s Place Plc	530,943

		2,564,484

Total Common Stocks		20,484,532

(Cost $19,844,018)

Investment Company — 0.86%
177,319	Dreyfus Cash Management, Institutional Shares	177,319

Total Investment Company		177,319

(Cost $177,319)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2016 (Unaudited)

Value
Total Investments	$20,661,851
(Cost $20,021,337)(a) — 100.04%

Liabilities in excess of other assets — (0.04)%	(8,295)

NET ASSETS — 100.00%	$20,653,556

(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	21.93%
Industrials	17.24%
Consumer Staples	13.66%
Consumer Discretionary	12.76%
Energy	11.00%
Health Care	8.88%
Information Technology	8.64%
Materials	3.56%
Utilities	1.51%
Other*	0.82%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2016 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund	Global Opportunities Fund	International Opportunities Fund
Assets:
Investments, at value (cost $113,078,363, $5,076,472, $5,093,744 and $20,021,337, respectively)	$123,356,603	$5,227,857	$5,542,862	$20,661,851
Foreign currency, at value (cost $88,288, $2,088, $7 and $4,811, respectively)	88,329	2,089	6	4,803
Interest and dividends receivable	111,746	9,767	11,092	67,578
Receivable from advisor	—	7,839	4,628	—
Receivable for Fund shares sold	104,515	—	—	198,688
Receivable for investments sold	—	—	—	372,342
Prepaid expenses	17,563	6,807	7,685	8,915

Total Assets	123,678,756	5,254,359	5,566,273	21,314,177

Liabilities:
Foreign withholding tax payable	85,381	26,044	—	—
Payable for investments purchased	—	—	—	624,039
Accrued expenses and other payables:
Investment advisory fees	44,969	—	—	3,531
Accounting fees	4,300	3,792	3,794	3,856
Distribution fees	6,279	5,858	—	—
Custodian fees	16,343	4,089	1,384	2,280
Shareholder reports	4,520	1,082	1,223	615
Audit fees	16,060	16,060	20,515	20,515
Transfer agent fees	—	1,295	646	601
Other	4,417	6,456	4,644	5,184

Total Liabilities	182,269	64,676	32,206	660,621

Net Assets	$123,496,487	$5,189,683	$5,534,067	$20,653,556

Net Assets Consist Of:
Capital	$112,373,990	$4,936,040	$5,088,418	$20,177,640
Undistributed net investment income	938,733	82,449	46,333	154,437
Accumulated net realized gains/(losses) from investment and foreign currency transactions	4,494	46,952	(49,770)	(317,745)
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	10,179,270	124,242	449,086	639,224

Net Assets	$123,496,487	$5,189,683	$5,534,067	$20,653,556

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2016 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund	Global Opportunities Fund	International Opportunities Fund
Net Assets:
Class A	$2,917,098	$2,580,639	N/A	N/A
Class I	120,579,389	2,609,044	$5,534,067	$20,653,556

Total	$123,496,487	$5,189,683	$5,534,067	$20,653,556

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	271,570	248,531	N/A	N/A
Class I	11,048,858	250,902	513,783	2,123,653

Total	11,320,428	499,433	513,783	2,123,653

Net Asset Values and Redemption Prices Per Share:
Class A (a)	$10.74	$10.38	N/A	N/A

Class I	$10.91	$10.40	$10.77	$9.73

Maximum Offering Prices Per Share:
Class A	$11.40	$11.01	N/A	N/A

Maximum Sales Charge - Class A	5.75%	5.75%	N/A	N/A

(a) For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2016 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund	Global Opportunities Fund	International Opportunities Fund
Investment Income:
Dividend income	$1,485,074	$85,700	$69,188	$224,365
Foreign tax withholding	(151,910)	(8,860)	(2,260)	(11,276)

Total Investment Income	1,333,164	76,840	66,928	213,089

Expenses:
Investment advisory fees	495,650	31,037	23,206	53,324
Distribution fees - Class A	3,451	3,087	—	—
Accounting fees	24,403	21,919	21,931	22,128
Audit fees	19,306	19,306	16,091	16,091
Legal fees	4,623	513	—	—
Custodian fees	34,378	9,997	3,398	8,614
Insurance fees	1,957	1,957	1,957	1,957
Trustees’ fees	2,101	118	131	172
Transfer agent fees - Class A	2,154	1,850	—	—
Transfer agent fees - Class I	32,006	1,827	1,923	2,272
Shareholder reports	14,879	1,281	1,397	1,939
Registration and filing fees	19,134	18,097	10,160	10,186
Other fees	10,097	9,479	2,761	6,133

Total expenses before fee waiver/reimbursement	664,139	120,468	82,955	122,816

Expenses waived/reimbursed by:
Advisor	(282,428)	(77,654)	(54,289)	(56,161)

Net Expenses	381,711	42,814	28,666	66,655

Net Investment Income	951,453	34,026	38,262	146,434

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	630,522	94,020	43,455	(109,838)
Foreign currency transactions	(143,400)	(2,370)	(2,136)	(42,270)
Foreign tax	(6,866)	(294)	—	—

Net realized losses	480,256	91,356	41,319	(152,108)

Net change in unrealized appreciation/(depreciation) on:
Investments	8,428,819	420,539	255,036	756,252
Foreign currency transactions	(11,654)	(705)	(174)	(1,636)
Foreign deferred tax	(75,132)	(26,309)	—	—

Net unrealized gains	8,342,033	393,525	254,862	754,616

Change in net assets resulting from operations	$9,773,742	$518,907	$334,443	$748,942

  See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Emerging Markets Equity Fund
	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$951,453	$179,859
Net realized gains/(losses) from investments and foreign currency transactions	480,256	(518,560)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,342,033	1,317,870

Change in net assets resulting from operations	9,773,742	979,169

Distributions to Class A Shareholders:
From net investment income	—	(32,401)
From net realized gains from investment transactions	—	(11,199)
Distributions to Class I Shareholders:
From net investment income	—	(46,215)
From net realized gains from investment transactions	—	(161,444)

Change in net assets resulting from shareholder distributions	—	(251,259)

Capital Transactions:
Proceeds from shares issued	39,537,755	73,792,423
Distributions reinvested	—	199,469
Cost of shares redeemed	(3,605,478)	(3,795,706)

Change in net assets resulting from capital transactions	35,932,277	70,196,186

Net increase in net assets	45,706,019	70,924,096
Net Assets:
Beginning of period	77,790,468	6,866,372

End of period	$123,496,487	$77,790,468

Undistributed (distributions in excess of) net investment income	$938,733	$(12,720)

Share Transactions:
Issued	3,850,945	7,559,913
Reinvested	—	21,504
Redeemed	(350,960)	(385,062)

Change in shares resulting from capital transactions	3,499,985	7,196,355

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Emerging Markets Small Cap Equity Fund
	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$34,026	$66,192
Net realized gains (losses) from investments and foreign currency transactions	91,356	(50,879)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	393,525	(558,151)

Change in net assets resulting from operations	518,907	(542,838)

Distributions to Class A Shareholders:
From net investment income	—	(5,032)
From net realized gains from investment transactions	—	(19,436)
Distributions to Class I Shareholders:
From net investment income	—	(11,302)
From net realized gains from investment transactions	—	(19,546)

Change in net assets resulting from shareholder distributions	—	(55,316)

Capital Transactions:
Proceeds from shares issued	5,000	21,662
Distributions reinvested	—	55,315
Cost of shares redeemed	—	(255,922)

Change in net assets resulting from capital transactions	5,000	(178,945)

Net increase (decrease) in net assets	523,907	(777,099)
Net Assets:
Beginning of period	4,665,776	5,442,875

End of period	$5,189,683	$4,665,776

Undistributed net investment income	$82,449	$48,423

Share Transactions:
Issued	546	2,355
Reinvested	—	6,286
Redeemed	—	(28,554)

Change in shares resulting from capital transactions	546	(19,913)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

Global Opportunities Fund
For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016

	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$38,262	$24,925
Net realized gains/(losses) from investments and foreign currency transactions	41,319	(86,249)
Net change in unrealized appreciation on investments and foreign currency transactions	254,862	33,979

Change in net assets resulting from operations	334,443	(27,345)

Distributions to Class I Shareholders:
From net investment income	—	(62,197)

Change in net assets resulting from shareholder distributions	—	(62,197)

Capital Transactions:
Proceeds from shares issued	3,200	69,951
Distributions reinvested	—	62,197
Cost of shares redeemed	(365)	(850)

Change in net assets resulting from capital transactions	2,835	131,298

Net increase in net assets	337,278	41,756
Net Assets:
Beginning of period	5,196,789	5,155,033

End of period	$5,534,067	$5,196,789

Undistributed net investment income	$46,333	$8,071

Share Transactions:
Issued	311	7,130
Reinvested	—	6,257
Redeemed	(35)	(81)

Change in shares resulting from capital transactions	276	13,306

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	International Opportunities Fund
	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$146,434	$67,343
Net realized losses from investments and foreign currency transactions	(152,108)	(172,630)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	754,616	(224,851)

Change in net assets resulting from operations	748,942	(330,138)

Distributions to Class I Shareholders:
From net investment income	—	(97,891)

Change in net assets resulting from shareholder distributions	—	(97,891)

Capital Transactions:
Proceeds from shares issued	14,568,733	505,607
Distributions reinvested	—	97,891
Cost of shares redeemed	(147,181)	(765)

Change in net assets resulting from capital transactions	14,421,552	602,733

Net increase in net assets	15,170,494	174,704
Net Assets:
Beginning of period	5,483,062	5,308,358

End of period	$20,653,556	$5,483,062

Undistributed net investment income	$154,437	$8,003

Share Transactions:
Issued	1,560,350	48,876
Reinvested	—	10,560
Redeemed	(15,929)	(74)

Change in shares resulting from capital transactions	1,544,421	59,362

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.81	$10.99	$10.20	$10.00

Net investment income(b)	0.08	0.07	0.07	—
Realized and unrealized gains/(losses)	0.85	(1.11)	1.05	0.20

Total from investment activities	0.93	(1.04)	1.12	0.20

Distributions:
Net investment income	—	(0.10)	(0.22)	—
Realized gains	—	(0.04)	(0.11)	—

Total distributions	—	(0.14)	(0.33)	—

Net asset value, end of period	$10.74	$9.81	$10.99	$10.20

Total Return:*(c)	9.48%(d)	(9.39)%	11.17%	2.00%(d)
Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.98%(e)	1.14%(f)	1.45%	1.45%(e)
Ratio of Net Investment Income to Average Net Assets	1.61%(e)	0.71%	0.64%	0.04%(e)
Ratio of Expenses to Average Net Assets**	1.60%(e)	2.74%	4.96%	8.77%(e)
Net assets, end of period (in thousands)	$2,917	$2,540	$2,849	$2,550
Portfolio turnover***	11%	19%	37%	11%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.975% of average daily net assets of Class A. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2016.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.95	$11.01	$10.21	$10.00

Net investment income(b)	0.10	0.06	0.09	0.01
Realized and unrealized gains/(losses)	0.86	(1.07)	1.05	0.20

Total from investment activities	0.96	(1.01)	1.14	0.21

Distributions:
Net investment income	—	(0.01)	(0.23)	—
Realized gains	—	(0.04)	(0.11)	—

Total distributions	—	(0.05)	(0.34)	—

Net asset value, end of period	$10.91	$9.95	$11.01	$10.21

Total Return:(c)	9.65%(d)	(9.18)%	11.38%	2.10%(d)
Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.73%(e)	0.75%(f)	1.20%	1.20%(e)
Ratio of Net Investment Income to Average Net Assets	1.83%(e)	0.62%	0.87%	0.29%(e)
Ratio of Expenses to Average Net Assets*	1.26%(e)	1.89%	4.65%	8.52%(e)
Net assets, end of period (in thousands)	$120,579	$75,250	$4,017	$2,551
Portfolio turnover**	11%	19%	37%	11%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.725% of average daily net assets of Class I. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2016.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$9.35	$10.49	$10.37	$10.00

Net investment income(b)	0.06	0.12	0.03	0.04
Realized and unrealized gains/(losses)	0.97	(1.16)	0.44	0.33

Total from investment activities	1.03	(1.04)	0.47	0.37

Distributions:
Net investment income	—	(0.02)	(0.20)	—
Realized gains	—	(0.08)	(0.15)	—

Total distributions	—	(0.10)	(0.35)	—

Net asset value, end of period	$10.38	$9.35	$10.49	$10.37

Total Return:*(c)	11.02%(d)	(9.86)%	4.64%	3.70%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.85%(e)	1.85%	1.85%	1.85%(e)
Ratio of Net Investment Income to Average Net Assets	1.24%(e)	1.25%	0.31%	1.49%(e)
Ratio of Expenses to Average Net Assets**	4.98%(e)	5.42%	5.58%	8.96%(e)

Net assets, end of period (in thousands)	$2,581	$2,319	$2,719	$2,592
Portfolio turnover***	25%	34%	32%	19%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$9.35	$10.49	$10.37	$10.00

Net investment income(b)	0.07	0.14	0.06	0.05
Realized and unrealized gains/(losses)	0.98	(1.15)	0.44	0.32

Total from investment activities	1.05	(1.01)	0.50	0.37

Distributions:
Net investment income	—	(0.05)	(0.23)	—
Realized gains	—	(0.08)	(0.15)	—

Total distributions	—	(0.13)	(0.38)	—

Net asset value, end of period	$10.40	$9.35	$10.49	$10.37

Total Return:(c)	11.23%(d)	(9.60)%	4.93%	3.70%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.60%(e)	1.60%	1.60%	1.60%(e)
Ratio of Net Investment Income to Average Net Assets	1.49%(e)	1.50%	0.56%	1.74%(e)
Ratio of Expenses to Average Net Assets*	4.73%(e)	5.17%	5.32%	8.71%(e)
Net assets, end of period (in thousands)	$2,609	$2,347	$2,724	$2,594
Portfolio turnover**	25%	34%	32%	19%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Period Ended March 31, 2015(a)
Class I	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$10.12	$10.31	$10.00

Net investment income(b)	0.07	0.05	0.01
Realized and unrealized gains/(losses)	0.58	(0.12)	0.30

Total from investment activities	0.65	(0.07)	0.31

Distributions:
Net investment income	—	(0.12)	0.00(c)

Total distributions	—	(0.12)	0.00(c)

Net asset value, end of period	$10.77	$10.12	$10.31

Total Return:(d)	6.42%(e)	(0.63)%	3.13%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.05%(f)	1.05%	1.05%(f)
Ratio of Net Investment Income to Average Net Assets	1.40%(f)	0.48%	0.19%(f)
Ratio of Expenses to Average Net Assets*	3.04%(f)	3.97%	3.46%(f)

Net assets, end of period (in thousands)	$5,534	$5,197	$5,155
Portfolio turnover**	17%	34%	11%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Period Ended March 31, 2015(a)
Class I	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$9.47	$10.21	$10.00

Net investment income(b)	0.10	0.12	0.02
Realized and unrealized gains/(losses)	0.16	(0.69)	0.19

Total from investment activities	0.26	(0.57)	0.21

Distributions:
Net investment income	—	(0.17)	0.00(c)

Total distributions	—	(0.17)	0.00(c)

Net asset value, end of period	$ 9.73	$ 9.47	$10.21

Total Return:(d)	2.75%(e)	(5.52)%	2.12%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%(f)	1.00%	1.00%(f)
Ratio of Net Investment Income to Average Net Assets	2.20%(f)	1.23%	0.59%(f)
Ratio of Expenses to Average Net Assets*	1.84%(f)	3.92%	3.50%(f)

Net assets, end of period (in thousands)	$20,654	$5,483	$5,308
Portfolio turnover**	20%	35%	8%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2016 (Unaudited)

1.Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. This report includes the following four investment portfolios (each a “Fund” and collectively, the “Funds”):

-	RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

-	RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

-	RBC Global Opportunities Fund (“Global Opportunities Fund”)

-	RBC International Opportunities Fund (“International Opportunities Fund”)

Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund offer two share classes: Class A and Class I shares. Global Opportunities Fund and International Opportunities Fund offer Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies:

Each Fund is an investment company that follows accounting and reporting guidelines under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy (see ”Fair Value Measurements“ below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level

1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will be generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is

NOTES TO FINANCIAL STATEMENTS

intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund Investments in Securities
Common Stocks:
Brazil	$9,362,562	$—	$—	$9,362,562
Chile	1,674,765	2,215,061	—	3,889,826
China	5,085,731	20,030,808	—	25,116,539
India	8,030,072	8,356,297	—	16,386,369
Indonesia	—	4,091,666	—	4,091,666
Jordan	—	1,599,894	—	1,599,894

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks: (continued)
Korea	$—	$8,092,550	$—	$8,092,550
Malaysia	—	3,142,646	—	3,142,646
Mexico	1,585,676	—	—	1,585,676
Nigeria	—	566,844	—	566,844
Peru	3,029,178	—	—	3,029,178
Philippines	—	3,952,662	—	3,952,662
Poland	—	1,068,453	—	1,068,453
Russia	1,197,670	—	—	1,197,670
South Africa	—	11,589,811	—	11,589,811
Taiwan	—	12,082,272	—	12,082,272
Thailand	—	1,624,878	—	1,624,878
Turkey	—	1,807,874	—	1,807,874
United Arab Emirates	—	1,150,400	—	1,150,400
United Kingdom	—	3,633,455	—	3,633,455

Total Common Stocks	29,965,654	85,005,571	—	114,971,225
Preferred Stock
Korea	—	4,979,285	—	4,979,285
Investment Company	3,406,093	—	—	3,406,093

Total Investments	$33,371,747	$89,984,856	$—	$123,356,603

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Small Cap Equity Fund Investments in Securities
Common Stocks:
Brazil	$410,539	$—	$—	$410,539
Chile	327,306	—	—	327,306
China	95,331	446,302	—	541,633
Egypt	81,985	—	—	81,985
India	—	1,027,337		1,027,337
Indonesia	—	201,426	—	201,426
Korea	—	284,133	—	284,133
Malaysia	—	199,088	—	199,088
Mexico	151,206	—	—	151,206
Nigeria	—	24,801	—	24,801
Philippines	—	224,681	—	224,681
South Africa	—	434,400	—	434,400
Taiwan	—	568,959	—	568,959
Thailand	—	435,214	—	435,214

Total Common Stocks	1,066,367	3,846,341	—	4,912,708
Equity Linked Securities
Luxembourg	$—	$121,325	$—	$121,325
Preferred Stock
Korea	—	152,980	—	152,980
Philippines	—	—	120	120
Investment Company	40,724	—	—	40,724

Total Investments	$1,107,091	$4,120,646	$120	$5,227,857

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund Investments in Securities
Common Stocks:
Belgium	$—	$161,098	$—	$161,098
Denmark	—	119,451	—	119,451
France	—	332,900	—	332,900
Germany	—	180,964	—	180,964
Hong Kong	—	82,042	—	82,042
India	230,048	—	—	230,048
Ireland	—	129,319	—	129,319
Japan	—	176,035	—	176,035
Netherlands	101,097	142,250	—	243,347
South Africa	—	179,823	—	179,823
Switzerland	—	151,087	—	151,087
Taiwan	152,950	—	—	152,950
United Kingdom	—	257,580	—	257,580
United States	3,095,510	—	—	3,095,510

Total Common Stocks	3,579,605	1,912,549	—	5,492,154

Investment Company	50,708	—	—	50,708

Total Investments	$3,630,313	$1,912,549	$—	$5,542,862

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Opportunities Fund Investments in Securities
Common Stocks:
Australia	$—	$1,406,330	$—	$1,406,330
Belgium	—	936,998	—	936,998
Canada	590,906	—	—	590,906
Denmark	—	569,915	—	569,915
France	—	2,021,230	—	2,021,230
Germany	—	892,547	—	892,547
Hong Kong	—	845,973	—	845,973
India	954,915	—	—	954,915
Ireland	—	551,072	—	551,072
Japan	—	3,231,274	—	3,231,274
Korea	—	205,027	—	205,027
Netherlands	—	1,096,277	—	1,096,277
Philippines	—	671,343	—	671,343
South Africa	—	939,959	—	939,959
Sweden	—	252,466	—	252,466
Switzerland	—	1,826,388	—	1,826,388
Taiwan	927,428	—	—	927,428
United Kingdom	—	2,564,484	—	2,564,484

Total Common Stocks	2,473,249	18,011,283	—	20,484,532

Investment Company	177,319	—	—	177,319

Total Investments	$2,650,568	$18,011,283	$—	$20,661,851

The Funds did not have any liabilities that were measured at fair value on a recurring basis at September 30, 2016.

NOTES TO FINANCIAL STATEMENTS

During the period ended September 30, 2016, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Emerging Markets Small Cap Equity Fund
	Preferred Stock (Philippines)
Balance as of 3/31/16 (value)	$126
Purchases	—
Sales (Paydowns)	—
Realized gain (loss)	—
Change in unrealized
appreciation (depreciation)	(6	)*

Balance as of 9/30/16 (value)	$120

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at September 30, 2016.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Financial Instruments:

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no repurchase agreements held at September 30, 2016.

Investment Transactions and Income:

Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., foreign currency transactions, partnership transactions and non deductible expenses), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Markets Equity Fund	0.95%
Emerging Markets Small Cap Equity Fund	1.25%
Global Opportunities Fund	0.85%
International Opportunities Fund	0.80%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate
Emerging Markets Equity Fund	0.975%	0.725%
Emerging Markets Small Cap Equity Fund	1.85%	1.60%
Global Opportunities Fund	N/A	1.05%
International Opportunities Fund	N/A	1.00%

NOTES TO FINANCIAL STATEMENTS

This expense limitation agreement is in place until July 31, 2017 (October 31, 2017 for Emerging Markets Equity Fund). Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

At September 30, 2016, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/14 (Expiration Date 3/31/17)	FYE 3/31/15 (Expiration Date 3/31/18)	FYE 3/31/16 (Expiration Date 3/31/19)	FYE 3/31/17 (Expiration Date 3/31/20)	Total
Emerging Markets Equity Fund	$97,097	$201,948	$338,439	$282,428	$919,912
Emerging Markets Small Cap Equity Fund	95,703	202,750	171,048	77,654	547,155
Global Opportunities Fund	—	70,819	150,126	54,289	275,234
International Opportunities Fund	—	72,565	159,942	56,161	288,668

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment. There were no voluntary waivers for the period ended September 30, 2016.

The Funds are sub-advised by RBC GAM (UK), which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $46,000 ($49,000 effective October 1, 2016). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,000 ($6,500 effective October 1, 2016) for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

In conjunction with the launch of each of the Funds, the Advisor invested seed capital to provide the Fund with each of the Fund’s initial investment assets. The table below shows, as of September 30, 2016, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

NOTES TO FINANCIAL STATEMENTS

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets Equity Fund	$123,496,487	494,934	4.3%
Emerging Markets Small Cap Equity Fund	5,189,683	496,234	99.3%
Global Opportunities Fund	5,534,067	506,338	98.5%
International Opportunities Fund	20,653,556	938,377	44.2%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.25%.

Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2016, there were no fees waived by the Distributor.

For the period ended September 30, 2016, the Distributor received commissions of $3,238 from front-end sales charges of Class A shares of the Funds, of which $569 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended September 30, 2016.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2016 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$48,336,771	$11,248,836
Emerging Markets Small Cap Equity Fund	1,552,916	1,224,408
Global Opportunities Fund	905,629	950,560
International Opportunities Fund	16,958,000	2,639,930

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the Period Ended September 30, 2016	For the Year Ended March 31, 2016	For the Period Ended September 30, 2016	For the Year Ended March 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$145,930	$1,512,867	$5,000	$4,712
Distributions reinvested	—	39,863	—	24,467
Cost of shares redeemed	(23,241)	(1,514,293)	—	(130,922)

Change in Class A	$122,689	$38,437	$5,000	$(101,743)

Class I
Proceeds from shares issued	$39,391,825	$72,279,556	$—	$16,950
Distributions reinvested	—	159,606	—	30,848
Cost of shares redeemed	(3,582,237)	(2,281,413)	—	(125,000)

Change in Class I	$35,809,588	$70,157,749	$—	$(77,202)

Change in net assets resulting from capital transactions	$35,932,277	$70,196,186	$5,000	$(178,945)

SHARE TRANSACTIONS:
Class A
Issued	14,805	150,642	546	554
Reinvested	—	4,342	—	2,781
Redeemed	(2,242)	(155,292)	—	(14,588)

Change in Class A	12,563	(308)	546	(11,253)

Class I
Issued	3,836,140	7,409,271	—	1,801
Reinvested	—	17,162	—	3,505
Redeemed	(348,718)	(229,770)	—	(13,966)

Change in Class I	3,487,422	7,196,663	—	(8,660)

Change in shares resulting from capital transactions	3,499,985	7,196,355	546	(19,913)

NOTES TO FINANCIAL STATEMENTS

Global Opportunities Fund		International Opportunities Fund
For the Period Ended September 30, 2016	For the Year Ended March 31, 2016	For the Period Ended September 30, 2016	For the Year Ended March 31, 2016

CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$3,200	$69,951	$14,568,733	$505,607
Distributions reinvested	—	62,197	—	97,891
Cost of shares redeemed	(365)	(850)	(147,181)	(765)

Change in Class I	$2,835	$131,298	$14,421,552	$602,733

Change in net assets resulting from capital transactions	$2,835	$131,298	$14,421,552	$602,733

SHARE TRANSACTIONS:
Class I
Issued	311	7,130	1,560,350	48,876
Reinvested	—	6,257	—	10,560
Redeemed	(35)	(81)	(15,929)	(74)

Change in Class I	276	13,306	1,544,421	59,362

Change in shares resulting from capital transactions	276	13,306	1,544,421	59,362

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2014, 2015 and 2016 for Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund, and the tax years ended March 31 of the years 2015 and 2016 for Global Opportunities Fund and International Opportunities Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity Fund	$113,375,045	$13,462,131	$(3,480,573)	$9,981,558
Emerging Markets Small Cap Equity Fund	5,078,360	639,842	(490,345)	149,497
Global Opportunities Fund	5,131,553	678,239	(266,930)	411,309
International Opportunities Fund	20,021,337	1,220,802	(580,288)	640,514

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales, passive foreign investment company mark-to-market adjustment and cumulative partnership basis adjustment.

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended March 31, 2016 were as follows:

	Distributions Paid From
	Ordinary Income	Long-Term Capital Gains	Total Distributions Paid
Emerging Markets Equity Fund	$184,078	$67,181	$251,259
Emerging Markets Small Cap Equity Fund	46,953	8,363	55,316
Global Opportunities Fund	62,197	—	62,197
International Opportunities Fund	97,891	—	97,891

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end and will be included in the annual report dated March 31, 2017.

As of March 31, 2016, the Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund had a short-term capital loss carryforward of $42,516, $21,917 and $103,417, respectively, and Global Opportunities Fund and International Opportunities Fund had a long-term capital loss carryforward of $59,358 and $51,466, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund deferred a qualified late-year ordinary loss of $12,720 and short-term qualified late-year capital losses of $236,478, which will be treated as arising on the first business day of the year ended March 31, 2017.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the period ended September 30, 2016, redemption fees were collected by the Emerging Markets Equity Fund and Global Opportunities Fund in the amount of $1 and $1, respectively. There were no redemption fees collected by the other funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statements of Changes in Net Assets.

9. Soft Dollars:

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) and RBC GAM (UK) have a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of September 30, 2016, the Funds used soft dollar arrangements on a limited basis. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

NOTES TO FINANCIAL STATEMENTS

10. Subsequent Events:

Fund management has evaluated the impact of subsequent events of the funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except the following:

The RBC Funds Trust filed with the Securities and Exchange Commission a post-effective amendment to its registration statement to create a new share class for Emerging Markets Equity Fund, Global Opportunities Fund and International Opportunities Fund. The new share class, Class R6, is expected to become effective and commence operations on November 22, 2016.

SHARE CLASS INFORMATION (UNAUDITED)

The Emerging Markets Equity and Emerging Markets Small Cap Equity Funds offer two share classes. These two share classes are the A and I classes. The Global Opportunities Fund and International Opportunities Fund only offer Class I shares.

Class A

Class A shares of all Funds are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2016.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period* 4/1/16-9/30/16	Annualized Expense Ratio During Period 4/1/16-9/30/16

Emerging Markets Equity Fund	Class A	$1,000.00	$1,094.80	$5.18	0.98%
	Class I	1,000.00	1,096.50	3.85	0.73%

Emerging Markets Small Cap Equity Fund	Class A	1,000.00	1,110.20	9.89	1.85%
	Class I	1,000.00	1,112.30	8.56	1.60%

Global Opportunities Fund	Class I	1,000.00	1,064.20	5.49	1.05%

International Opportunities Fund	Class I	1,000.00	1,027.50	5.14	1.00%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 185/365 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period* 4/1/16-9/30/16	Annualized Expense Ratio During Period 4/1/16-9/30/16

Emerging Markets Equity Fund	Class A	$1,000.00	$1,020.40	$4.99	0.98%
	Class I	1,000.00	1,021.67	3.71	0.73%

Emerging Markets Small Cap Equity Fund	Class A	1,000.00	1,015.97	9.45	1.85%
	Class I	1,000.00	1,017.23	8.18	1.60%

Global Opportunities Fund	Class I	1,000.00	1,020.02	5.38	1.05%

International Opportunities Fund	Class I	1,000.00	1,020.27	5.12	1.00%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 185/365 (to reflect one half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2016, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor and Sub-Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board. The Trustees noted that each of the RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund, outperformed their benchmarks and peers since commencement of operations.

The Trustees reviewed the Funds’ expense structure and advisory fees, including information regarding other client accounts advised or sub-advised by the Sub-Advisor with investment objectives similar to those of the Funds, including advisory fees paid and the reasons for the differences in fees. The Trustees considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees also took note of the RBC Emerging Markets Equity Fund’s inclusion in the RBC Cornerstone Investor Program, launched in August 2015, which increased the contractual fee waiver for the Fund while also offering enhanced client service for investments of at least $10 million in the Fund. The Trustees evaluated profitability data for the Advisor and Sub-Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits as well as the Advisor’s role as co-administrator of the Funds and the fees paid by the Funds for such services. While no fee breakpoints were perceived to be warranted, the Trustees noted that they would continue to evaluate fee and expense levels and breakpoints going forward as profitability and economies of scale information for the Funds is developed over time.

In considering the nature and quality of services provided by the Sub-Advisor to the Funds, the Trustees considered the Sub-Advisor’s investment strategy and demonstrated capabilities with respect to fundamental analysis, as well as geographic expertise, in international equity investing. The Trustees also considered the qualifications and experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating and overseeing the investment management and related operations of the Funds. The Trustees expressed confidence in the investment teams of the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Based upon their review, the Trustees concluded that the Funds’ advisory and sub-advisory fees payable to the Advisor and Sub-Advisor, respectively, were fair and reasonable in light of: the nature and quality of the services provided; the fees charged on other comparable funds sub-advised by the Sub-Advisor; the complex nature of the jurisdictions where the underlying investments originate, which span a number of emerging market countries; the value of the Funds to investors; and the size of the accounts. The Trustees determined that the fees were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2016.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EM SAR 09-16

Semi Annual Report
For the six months ended September 30, 2016
RBC Short Duration Fixed Income Fund
RBC Ultra-Short Fixed Income Fund

	RBC Funds
About Your Semi Annual Report	This semi annual report (unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

	The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents
	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- RBC Short Duration Fixed Income Fund	4
	- RBC Ultra-Short Fixed Income Fund	5
	Schedules of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	17
	- Statements of Operations	19
	- Statements of Changes in Net Assets	20
	Financial Highlights	22
	Notes to Financial Statements	26
	Share Class Information	37
	Supplemental Information	38
	Approval of Investment Advisory Agreement	39

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA Managing Director, Co-Head, U.S. Fixed Income	Brian Svendahl, CFA

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brandon T. Swensen, CFA Vice-President, Co-Head, U.S. Fixed Income	Brandon T. Swensen, CFA

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

1

PERFORMANCE SUMMARY
Average Total Returns as of September 30, 2016
	1 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)

RBC Short Duration Fixed Income Fund
- At Net Asset Value
Class F	2.54%	1.66%	0.45%	1.70%
Class I	2.75%	1.88%	0.35%	1.37%

BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index (b)	1.32%	1.13%

RBC Ultra-Short Fixed Income Fund
- At Net Asset Value
Class F	1.92%	1.25%	0.40%	1.25%
Class I	1.82%	1.20%	0.30%	1.13%

BofA Merrill Lynch 1-Year U.S. Treasury Bill Index (b)	0.69%	0.45%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us. Please see footnotes below.

The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index is an unmanaged index that tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market with a remaining term to final maturity less than 3 years, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

The BofA Merrill Lynch 1-Year U.S. Treasury Bill Index is an unmanaged index tracking U.S. government securities with 1 year remaining to maturity.
(1) The Funds’ expenses reflect the most recent fiscal year end (March 31, 2016).
(2) The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2017.
(a) The inception date (commencement date) is March 3, 2014 for Class F shares and December 30, 2013 for Class I shares.
(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

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3

	FUND STATISTICS (UNAUDITED)
	RBC Short Duration Fixed Income Fund
Investment Objective	Current income and capital appreciation.
Benchmark	BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index
Asset Allocation (as of 9/30/16) (% of fund’s investments)

Top Ten Holdings (excluding investment companies) (as of (9/30/16) (% of fund’s net assets)	Verizon Communications, Inc., 4.50%, 9/15/20	1.51%	Actavis Funding SCS, 3.00%, 3/12/20	1.42%
	Shire Acquisitions Investments Ireland Designated Activity Co., 1.90%, 9/23/19	1.49%	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	1.42%
	Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	1.44%	Baxalta, Inc., 2.88%, 6/23/20	1.41%
			Mylan NV, 3.00%, 12/15/18	1.41%
	Newell Rubbermaid, Inc., 3.15%, 4/1/21	1.44%	Zimmer Holdings, Inc., 2.70%, 4/1/20	1.41%
			AT&T, Inc., 5.20%, 3/15/20	1.41%
	*A listing of all portfolio holdings can be found beginning on page 6.
Growth of $10,000 Initial Investment Since Inception (12/30/13)
	The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

4

FUND STATISTICS (UNAUDITED)
RBC Ultra-Short Fixed Income Fund
Current income and capital appreciation.				Investment Objective
BofA Merrill Lynch 1-Year U.S. Treasury Bill Index				Benchmark
				Asset Allocation (as of 9/30/16) (% of fund’s investments)

Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57	2.19%	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	1.68%	Top Ten Holdings (excluding investment companies) (as of 9/30/16) (% of fund’s net assets)
American Honda Finance Corp., 1.44%, 9/9/21	1.99%	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	1.68%
General Motors Financial Co., Inc., 3.10%, 1/15/19	1.69%	Actavis Funding SCS, 2.35%, 3/12/18	1.68%
Bank of America, N.A., 5.30%, 3/15/17	1.69%	Kraft Heinz Foods Co., 2.00%, 7/2/18	1.67%
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	1.68%	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	1.67%
*A listing of all portfolio holdings can be found beginning on page 12.
				Growth of $10,000 Initial Investment Since Inception (12/30/13)

The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

5

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Short Duration Fixed Income Fund

September 30, 2016 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 18.48%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$150,416
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,558
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,296
156,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.18%, 6/8/20	157,486
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	254,064
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	152,219
175,000	Americredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	177,134
75,000	CarMax Auto Owner Trust, Series 2014-2, Class D, 2.58%, 11/16/20	75,493
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	167,147
70,505	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.19%, 4/25/36(b)	69,391
170,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	172,430
125,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	125,101
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	250,718
121,229	RASC Trust, Series 2005-KS9, Class M2, 0.96%, 10/25/35(b)	120,880
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	256,864
150,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	151,057
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	251,321
250,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	254,589
100,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74%, 12/15/21	101,439
100,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	101,410
62,519	Structured Asset Securities Corp., Class 2005-NC1, Class M1, 1.00%, 2/25/35(b)	62,406

Total Asset Backed Securities		3,352,419

(Cost $3,334,473)

Collateralized Mortgage Obligations — 3.34%
22,246	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, 1.37%, 2/25/35(b)	22,022

6

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2016 (Unaudited)

Principal Amount		Value
$4,220	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	$4,213
80,096	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.81%, 12/26/35(a)(b)	78,094
4,898	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2005-AR1, Class 1A2, 3.10%, 2/25/35(b)	4,894
80,019	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.88%, 8/26/35(a)(b)	79,771
129,913	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	129,975
75,340	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	75,390
212,294	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	211,139

Total Collateralized Mortgage Obligations		605,498

(Cost $608,471)

Corporate Bonds — 70.93%
Banks — 12.11%
250,000	Bank of America, N.A., 5.30%, 3/15/17	254,370
200,000	Bank of Montreal, 1.62%, 8/27/21(b)	200,442
200,000	Barclays Plc, 2.00%, 3/16/18	200,281
120,000	Citigroup, Inc., 1.43%, 4/8/19(b)	120,162
150,000	Citigroup, Inc., 1.95%, 8/2/21(b)	150,743
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	100,666
150,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	153,846
200,000	ING Bank NV, 3.75%, 3/7/17(a)	202,072
200,000	Morgan Stanley, 6.25%, 8/28/17	208,312
250,000	PNC Funding Corp., 5.63%, 2/1/17	253,597
150,000	Toronto-Dominion Bank, 1.66%, 4/7/21(b)	152,219
200,000	Wachovia Corp., 1.12%, 6/15/17(b)	200,026

		2,196,736

Consumer Discretionary — 10.24%
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	103,375
125,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(a)	128,559
200,000	Ford Motor Credit Co. LLC, 2.02%, 5/3/19	200,390
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	253,667
200,000	Hewlett Packard Enterprise Co., 2.85%, 10/5/18(a)	203,777
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	100,568
250,000	Kraft Heinz Foods CO, 2.00%, 7/2/18	252,307
100,000	Reynolds American, Inc., 2.30%, 6/12/18	101,454
200,000	Southwest Airlines Co., 2.75%, 11/6/19	206,325
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	205,079
100,000	Walgreens Boots Alliance, Inc., 2.60%, 6/1/21	102,337

		1,857,838

7

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2016 (Unaudited)

Principal Amount		Value
Consumer Non Cyclicals — 1.69%
$150,000	Anheuser-Busch Inbev Finance, Inc., 2.65%, 2/1/21	$154,784
150,000	Molson Coors Brewing Co., 2.10%, 7/15/21	151,380

		306,164

Finance — Diversified — 9.43%
150,000	Ally Financial, Inc., 2.75%, 1/30/17	150,281
200,000	American International Group, Inc., 2.30%, 7/16/19	203,673
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	207,433
250,000	Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	261,855
100,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	100,564
100,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	101,933
150,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	151,842
50,000	McGraw Hill Financial, Inc., 2.50%, 8/15/18	50,789
125,000	Regions Financial Corp., 2.25%, 9/14/18	126,001
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	205,025
150,000	Synchrony Financial, 1.88%, 8/15/17	150,301

		1,709,697

Health Care — 10.19%
250,000	Actavis Funding SCS, 3.00%, 3/12/20	258,129
200,000	Aetna, Inc., 1.90%, 6/7/19	201,835
250,000	Baxalta, Inc., 2.88%, 6/23/20	256,373
250,000	Mylan NV, 3.00%, 12/15/18(a)	255,512
100,000	Mylan NV, 3.15%, 6/15/21(a)	101,877
270,000	Shire Acquisitions Investments Ireland Designated Activity Co., 1.90%, 9/23/19	269,861
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	249,434
250,000	Zimmer Holdings, Inc., 2.70%, 4/1/20	255,457

		1,848,478

Industrials — 3.73%
69,000	Case New Holland, Inc., 7.88%, 12/1/17	73,314
97,000	L-3 Communications Corp., 1.50%, 5/28/17	97,073
84,000	L-3 Communications Corp., 3.95%, 11/15/16	84,241
250,000	Newell Rubbermaid, Inc., 3.15%, 4/1/21	260,466
160,000	Pentair Finance SA, 2.90%, 9/15/18	162,241

		677,335

Information Technology — 0.57%
100,000	LAM Research Corp., 2.80%, 6/15/21	102,642
Materials — 4.16%
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	234,569
100,000	Ecolab, Inc., 2.00%, 1/14/19	101,161
200,000	Georgia-Pacific LLC, 2.54%, 11/15/19(a)	204,389
200,000	LyondellBasell Industries NV, 5.00%, 4/15/19	214,657

		754,776

8

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2016 (Unaudited)

Principal Amount		Value
Media — 3.75%
$150,000	21st Century Fox America, Inc., 8.25%, 8/10/18	$168,089
150,000	CBS Corp., 4.63%, 5/15/18	157,303
200,000	Time Warner Cable, Inc., 5.85%, 5/1/17	204,994
150,000	Viacom, Inc., 2.50%, 12/15/16	150,366

		680,752

Oil & Gas — 8.76%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	227,716
150,000	BP Capital Markets PLC, 1.72%, 9/16/21	150,747
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	212,183
100,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	102,964
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(b)	116,247
200,000	EOG Resources, Inc., 4.40%, 6/1/20	216,442
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	118,413
135,000	Marathon Oil Corp., 6.00%, 10/1/17	139,595
100,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(a)	101,867
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	203,657

		1,589,831

Telecommunication Services — 4.62%
230,000	AT&T, Inc., 5.20%, 3/15/20	255,020
200,000	CenturyLink, Inc., 5.15%, 6/15/17	204,000
96,000	Rogers Communications, Inc., 6.80%, 8/15/18	105,213
250,000	Verizon Communications, Inc., 4.50%, 9/15/20	274,342

		838,575

Utilities — 1.68%
100,000	Exelon Corp., 2.45%, 4/15/21	101,997
200,000	Southwestern Electric Power Co., 5.55%, 1/15/17	202,361

		304,358

Total Corporate Bonds		12,867,182

(Cost $12,741,244)

Municipal Bonds — 0.55%
California — 0.55%
100,000	University of California Revenue Bonds, Series Y-1, 1.02%, 7/1/41(b)	100,021

Total Municipal Bonds		100,021

(Cost $100,000)

U.S. Government Agency Backed Mortgages — 0.86%
Fannie Mae — 0.35%
7,044	Series 2001-70, Class OF, 1.48%, 10/25/31(b)	7,149

9

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2016 (Unaudited)

Principal Amount		Value
$ 1,227	Series 2002-55, Class QE, 5.50%, 9/25/17	$ 1,233
12,567	Series 2005-68, Class BC, 5.25%, 6/25/35	13,261
5,298	Series 2009-87, Class FX, 1.28%, 11/25/39(b)	5,370
35,668	Series 2012-3, Class EA, 3.50%, 10/25/29	36,596

		63,609

Freddie Mac — 0.51%
5,377	Series 2448, Class FT, 1.52%, 3/15/32(b)	5,472
5,596	Series 2488, Class FQ, 1.52%, 3/15/32(b)	5,695
38,990	Series 2627, Class MW, 5.00%, 6/15/23	41,860
3,216	Series 3725, Class A, 3.50%, 9/15/24	3,265
4,965	Series 3770, Class FP, 1.02%, 11/15/40(b)	4,972
30,937	Series 4027, Class GD, 2.00%, 10/15/25	31,164

		92,428

Total U.S. Government Agency Backed Mortgages		156,037

(Cost $155,017)
U.S. Treasury Obligations — 1.02%
U.S. Treasury Notes — 1.02%
160,000	0.75%, 2/28/18	160,050
25,000	0.75%, 4/30/18	25,003

Total U.S. Treasury Obligations		185,053

(Cost $184,984)
Shares
Investment Company — 2.93%
531,943	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	531,943

Total Investment Company		531,943

(Cost $531,943)

Total Investments		$17,798,153
(Cost $17,656,132)(d) — 98.11%

Other assets in excess of liabilities — 1.89%		343,656

NET ASSETS — 100.00%		$18,141,809

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2016.
(c)	Affiliated investment.
(d)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

10

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2016 (Unaudited)

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of September 30, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Two Year U.S. Treasury Bonds	14	December, 2016	$ 1,094	USD	3,057,469	Barclays Plc

Total			$ 1,094

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Five Year U.S. Treasury Bonds	10	December, 2016	$ (860)	USD	1,214,297	Barclays Plc

Total			$ (860)

See Notes to Financial Statements.

11

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Ultra-Short Fixed Income Fund

September 30, 2016 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 21.45%
$250,000	Ally Auto Receivables Trust, Series 2014-SN2, Class A4, 1.21%, 2/20/19	$250,266
150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	150,416
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,558
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,295
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	254,064
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	152,219
230,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	232,805
69,870	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.19%, 4/25/36(b)	68,766
102,284	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(a)	102,117
180,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	182,572
150,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	150,121
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	250,718
250,000	Mercedes Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/21	251,316
174,506	RASC Trust, Series 2005-KS9, Class M2, 0.96%, 10/25/35(b)	174,003
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	252,752
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	251,321
145,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	147,045
62,519	Structured Asset Securities Corp., Series 2005-NC1, Class M1, 1.00%, 2/25/35(b)	62,406

Total Asset Backed Securities		3,233,760

(Cost $3,216,413)

12

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2016 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations — 5.01%
$ 4,220	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	$4,212
80,096	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.81%, 12/26/35(a)(b)	78,094
4,898	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A2, 3.10%, 2/25/35(b)	4,894
80,019	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.88%, 8/26/35(a)(b)	79,771
50,246	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 2/26/35(a)	50,241
132,620	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	132,683
75,340	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	75,390
331,862	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	330,056

Total Collateralized Mortgage Obligations		755,341

(Cost $760,559)

Corporate Bonds — 65.42%
Banks — 9.70%
250,000	Bank of America, N.A., 5.30%, 3/15/17	254,370
100,000	Bank of Montreal, 1.62%, 8/27/21(b)	100,221
250,000	Citigroup, Inc., 1.50%, 11/15/16(b)	250,030
125,000	Citigroup, Inc., 2.15%, 7/30/18	126,108
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	100,666
150,000	HSBC USA, Inc., 2.00%, 8/7/18	150,814
75,000	Morgan Stanley, 2.45%, 2/1/19	76,351
200,000	Toronto-Dominion Bank, 1.66%, 4/7/21(b)	202,959
200,000	Wells Fargo & Co., 1.84%, 12/7/20(b)	201,034

		1,462,553

Consumer Discretionary — 11.22%
200,000	AbbVie, Inc., 1.80%, 5/14/18	200,817
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	103,375
125,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(a)	128,559
250,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	250,235
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	253,667
150,000	Hewlett Packard Enterprise Co., 2.45%, 10/5/17(a)	151,201
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	100,568
250,000	Kraft Heinz Foods Co., 2.00%, 7/2/18	252,307
150,000	Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	151,134
100,000	Walgreens Boots Alliance, Inc., 1.75%, 5/30/18	100,548

		1,692,411

13

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2016 (Unaudited)

Principal Amount		Value
Finance - Diversified — 11.40%
$200,000	Ally Financial, Inc., 2.75%, 1/30/17	$200,375
300,000	American Honda Finance Corp., 1.44%, 9/9/21(b)	300,325
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	207,433
150,000	Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	157,113
200,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	201,128
250,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	254,832
50,000	McGraw Hill Financial, Inc., 2.50%, 8/15/18	50,789
20,000	PACCAR Financial Corp., 1.44%, 12/6/18(b)	20,137
125,000	Regions Financial Corp., 2.25%, 9/14/18	126,001
200,000	Synchrony Financial, 1.88%, 8/15/17	200,402

		1,718,535

Health Care — 12.88%
250,000	Actavis Funding SCS, 2.35%, 3/12/18	252,578
200,000	Aetna, Inc., 1.70%, 6/7/18	200,637
150,000	Biogen Idec, Inc., 6.88%, 3/1/18	161,471
100,000	EMD Finance LLC, 1.70%, 3/19/18(a)	100,119
200,000	Laboratory Corp. of America Holdings, 2.20%, 8/23/17	201,316
150,000	McKesson Corp., 1.29%, 3/10/17	150,119
75,000	Mylan NV, 3.00%, 12/15/18(a)	76,653
250,000	Shire Acquisitions Investments Ireland Designated Activity Co., 1.90%, 9/23/19	249,872
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	249,224
150,000	Zimmer Holdings, Inc., 1.45%, 4/1/17	150,075
150,000	Zimmer Holdings, Inc., 2.00%, 4/1/18	151,002

		1,943,066

Industrials — 2.36%
150,000	Newell Rubbermaid, Inc., 2.60%, 3/29/19	153,366
200,000	Pentair Finance SA, 2.90%, 9/15/18	202,801

		356,167

Information Technology — 0.05%
7,000	Oracle Corp., 1.26%, 1/15/19(b)	7,054
Insurance — 1.35%
200,000	Hartford Financial Services Group, Inc., (The), 5.38%, 3/15/17	203,601
Materials — 0.84%
125,000	Ecolab, Inc., 2.00%, 1/14/19	126,451

14

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2016 (Unaudited)

Principal Amount		Value
Media — 4.97%
$200,000	21st Century Fox America, Inc., 8.00%, 10/17/16	$200,517
133,000	Grupo Televisa SAB, 6.00%, 5/15/18	141,981
200,000	Time Warner Cable, Inc., 5.85%, 5/1/17	204,994
200,000	Viacom, Inc., 3.50%, 4/1/17	201,788

		749,280

Oil & Gas — 6.48%
150,000	BP Capital Markets Plc, 1.72%, 9/16/21(b)	150,747
150,000	Enbridge, Inc., 1.29%, 6/2/17(b)	149,689
150,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	166,383
200,000	Marathon Oil Corp., 6.00%, 10/1/17	206,808
150,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(a)	152,801
150,000	TransCanada Pipelines Ltd., 1.88%, 1/12/18	150,602

		977,030

Telecommunication Services — 1.33%
200,000	AT&T, Inc., 2.40%, 3/15/17	201,167
Utilities — 2.84%
200,000	Exelon Corp., 1.55%, 6/9/17	200,150
225,000	Southwestern Electric Power Co., 5.55%, 1/15/17	227,656

		427,806

Total Corporate Bonds		9,865,121

(Cost $9,810,063)

U.S. Government Agency Backed Mortgages — 5.43%
Fannie Mae — 3.54%
13,306	Pool #254235, 6.00%, 3/1/17	13,412
55,868	Pool #725098, 5.50%, 12/1/18	57,644
30,807	Pool #739413, 5.00%, 10/1/18	31,779
85,858	Pool #888467, 6.00%, 6/1/22	93,187
94,658	Pool #AL0202, 4.00%, 4/1/21	97,720
3,468	Series 2002-73, Class OE, 5.00%, 11/25/17	3,525
39,820	Series 2003-120, Class BL, 3.50%, 12/25/18	40,482
26,445	Series 2003-55, Class CD, 5.00%, 6/25/23	28,520
24,184	Series 2004-3, Class BE, 4.00%, 2/25/19	24,672
23,567	Series 2011-23, Class AB, 2.75%, 6/25/20	23,855
117,985	Series 2012-1, Class GB, 2.00%, 2/25/22	118,808

		533,604

Freddie Mac — 1.89%
2,889	Series 2543, Class NM, 5.00%, 12/15/17	2,938
29,069	Series 2649, Class QH, 4.50%, 7/15/18	29,790
19,375	Series 2675, Class CK, 4.00%, 9/15/18	19,784
23,007	Series 2761, Class CB, 4.00%, 3/15/19	23,525
63,519	Series 3710, Class AB, 2.00%, 8/15/20	64,047

15

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2016 (Unaudited)

Principal Amount		Value
$74,621	Series 3726, Class BA, 2.00%, 8/15/20	$74,932
67,320	Series 3852, Class EA, 4.50%, 12/15/21	69,602

		284,618

Total U.S. Government Agency Backed Mortgages		818,222

(Cost $819,253)
Shares
Investment Company — 1.80%
270,889	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	270,889

Total Investment Company		270,889

(Cost $270,889)

Total Investments		$14,943,333
(Cost $14,877,177)(d) — 99.11%

Other assets in excess of liabilities — 0.89%		134,882

NET ASSETS — 100.00%		$15,078,215

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2016.
(c)	Affiliated investment.
(d)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of September 30, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Two Year U.S. Treasury Bonds	6	December, 2016	$ (375)	USD	1,310,437	Barclays Plc

Total			$ (375)

See Notes to Financial Statements.

16

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2016 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $17,124,189 and $14,606,288, respectively)	$17,266,210	$14,672,444
Affiliated investment (cost $531,943 and $270,889, respectively)	531,943	270,889
Interest and dividends receivable	123,641	82,682
Receivable from advisor	7,592	9,318
Receivable for Fund shares sold	—	45,000
Receivable for investments sold	207,250	—
Cash at broker for financial futures contracts	30,334	27,324
Unrealized appreciation on futures contracts	1,094	—
Prepaid expenses and other assets	8,912	9,134

Total Assets	18,176,976	15,116,791

Liabilities:
Distributions payable	122	—
Payable for capital shares redeemed	820	3,234
Unrealized depreciation on futures contracts	860	375
Accrued expenses and other payables:
Accounting fees	2,270	2,265
Shareholder reports	2,797	3,851
Audit fees	24,370	24,370
Transfer Agent fees	1,402	1,639
Other	2,526	2,842

Total Liabilities	35,167	38,576

Net Assets	$18,141,809	$15,078,215

Net Assets Consist Of:
Capital	$18,096,214	$15,173,417
Undistributed net investment income and distributions in excess of net investment income	25,739	(1)
Accumulated net realized losses from investment transactions and futures contracts	(122,399)	(160,982)
Net unrealized appreciation on investments and futures contracts	142,255	65,781

Net Assets	$18,141,809	$15,078,215

17

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2016 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net Assets:
Class F	$1,282,599	$513,914
Class I	16,859,210	14,564,301

Total	$18,141,809	$15,078,215

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class F	128,093	51,822
Class I	1,684,200	1,470,799

Total	1,812,293	1,522,621

Net Asset Values and Redemption Price Per Share:
Class F	$10.01	$9.92

Class I	$10.01	$9.90

See Notes to Financial Statements.

18

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2016 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$176,959	$167,019
Dividend income - affiliated investment	650	769

Total Investment Income	177,609	167,788

Expenses:
Investment advisory fees	24,975	22,799
Distribution fees - Class F	654	2,052
Accounting fees	13,087	13,127
Audit fees	19,947	19,947
Legal fees	2,815	3,551
Custodian fees	1,143	1,308
Insurance fees	1,957	1,957
Trustees’ fees	363	456
Transfer agent fees - Class F	1,986	1,827
Transfer agent fees - Class I	2,257	2,594
Shareholder reports	6,063	6,786
Registration and filing fees	18,068	19,087
Other fees	5,936	6,910

Total expenses	99,251	102,401

Expenses waived/reimbursed by:
Advisor	(69,460)	(73,009)

Net Expenses	29,791	29,392

Net Investment Income	147,818	138,396

Realized/Unrealized Gains (Losses):
Net realized gains (losses) on:
Investment transactions	17,145	2,847
Futures contracts	(7,987)	(4,076)

Net realized gains (losses)	9,158	(1,229)

Net change in unrealized appreciation (depreciation) on:
Investments	129,575	69,595
Futures contracts	734	(2,406)

Net unrealized gains	130,309	67,189

Change in net assets resulting from operations	$287,285	$204,356

See Notes to Financial Statements.

19

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$147,818	$220,935
Net realized gains (losses) from investments and futures contracts	9,158	(96,329)
Net change in unrealized appreciation on investments and futures contracts	130,309	54,267

Change in net assets resulting from operations	287,285	178,873

Distributions to Class F Shareholders:
From net investment income	(11,043)	(23,247)
Distributions to Class I Shareholders:
From net investment income	(136,049)	(206,762)

Change in net assets resulting from shareholder distributions	(147,092)	(230,009)

Capital Transactions:
Proceeds from shares issued	4,865,979	3,177,552
Distributions reinvested	146,970	229,598
Cost of shares redeemed	(1,242,091)	(3,402,675)

Change in net assets resulting from capital transactions	3,770,858	4,475

Net increase (decrease) in net assets	3,911,051	(46,661)
Net Assets:
Beginning of period	14,230,758	14,277,419

End of period	$18,141,809	$14,230,758

Undistributed net investment income	$25,739	$25,013

Share Transactions:
Issued	487,362	322,078
Reinvested	14,707	23,148
Redeemed	(124,218)	(342,720)

Change in shares resulting from capital transactions	377,851	2,506

See Notes to Financial Statements.

20

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$138,396	$204,778
Net realized losses from investments and futures contracts	(1,229)	(34,325)
Net change in unrealized appreciation on investments and futures contracts	67,189	23,757

Change in net assets resulting from operations	204,356	194,210

Distributions to Class F Shareholders:
From net investment income	(29,389)	(52,121)
Distributions to Class I Shareholders:
From net investment income	(109,359)	(190,398)

Change in net assets resulting from shareholder distributions	(138,748)	(242,519)

Capital Transactions:
Proceeds from shares issued	2,092,415	7,951,400
Distributions reinvested	138,742	242,519
Cost of shares redeemed	(5,095,674)	(4,798,975)

Change in net assets resulting from capital transactions	(2,864,517)	3,394,944

Net increase (decrease) in net assets	(2,798,909)	3,346,635
Net Assets:
Beginning of period	17,877,124	14,530,489

End of period	$15,078,215	$17,877,124

Undistributed (Distributions in excess of) net investment income	$(1)	$351

Share Transactions:
Issued	211,573	804,849
Reinvested	14,016	24,587
Redeemed	(514,881)	(486,122)

Change in shares resulting from capital transactions	(289,292)	343,314

See Notes to Financial Statements.

21

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class F	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.92	$9.97	$10.02	$10.04

Net investment income(b)	0.09	0.16	0.14	0.01
Realized and unrealized gains/(losses)	0.08	(0.04)	— (c)	(0.02)

Total from investment activities	0.17	0.12	0.14	(0.01)

Distributions:
Net investment income	(0.08)	(0.17)	(0.18)	(0.01)
Realized gains	—	—	(0.01)	—

Total distributions	(0.08)	(0.17)	(0.19)	(0.01)

Net asset value, end of period	$10.01	$9.92	$9.97	$10.02

Total Return:	1.76%(d)	1.18%	1.42%	(0.08)%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.45%(e)	0.45%	0.45%	0.45%(e)
Ratio of Net Investment Income to Average Net Assets	1.69%(e)	1.60%	1.45%	1.33%(e)
Ratio of Expenses to Average Net Assets*	1.54%(e)	1.70%	2.07%	43.21%(e)

Net assets, end of period (in thousands)	$1,283	$1,305	$1,934	$10
Portfolio turnover**	18%	50%	57%	46%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

22

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.92	$9.97	$10.02	$10.00

Net investment income(b)	0.09	0.17	0.15	0.04
Realized and unrealized gains/(losses)	0.09	(0.04)	— (c)	0.02

Total from investment activities	0.18	0.13	0.15	0.06

Distributions:
Net investment income	(0.09)	(0.18)	(0.19)	(0.04)
Realized gains	—	—	(0.01)	—

Total distributions	(0.09)	(0.18)	(0.20)	(0.04)

Net asset value, end of period	$10.01	$9.92	$9.97	$10.02

Total Return:	1.81%(d)	1.28%	1.51%	0.57%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.35%(e)	0.35%	0.35%	0.35%(e)
Ratio of Net Investment Income to Average Net Assets	1.78%(e)	1.70%	1.55%	1.41%(e)
Ratio of Expenses to Average Net Assets*	1.16%(e)	1.37%	1.68%	3.66%(e)

Net assets, end of period (in thousands)	$16,859	$12,925	$12,344	$10,436
Portfolio turnover**	18%	50%	57%	46%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

23

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class F	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.87	$9.89	$9.99	$9.98

Net investment income(b)	0.07	0.11	0.08	—
Realized and unrealized gains/(losses)	0.05	—	(0.02)	0.02

Total from investment activities	0.12	0.11	0.06	0.02

Distributions:
Net investment income	(0.07)	(0.13)	(0.16)	(0.01)

Total distributions	(0.07)	(0.13)	(0.16)	(0.01)

Net asset value, end of period	$9.92	$9.87	$9.89	$9.99

Total Return:	1.23%(c)	1.16%	0.62%	0.21%(c)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.40%(d)	0.40%	0.40%	0.40%(d)
Ratio of Net Investment Income to Average Net Assets	1.42%(d)	1.09%	0.78%	(0.08)%(d)
Ratio of Expenses to Average Net Assets*	1.22%(d)	1.25%	3.04%	43.18%(d)

Net assets, end of period (in thousands)	$514	$4,395	$608	$10
Portfolio turnover**	28%	41%	63%	41%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

24

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.87	$9.89	$9.98	$10.00

Net investment income(b)	0.08	0.12	0.10	0.02
Realized and unrealized gains/(losses)	0.03	—	(0.02)	(0.01)

Total from investment activities	0.11	0.12	0.08	0.01

Distributions:
Net investment income	(0.08)	(0.14)	(0.17)	(0.03)

Total distributions	(0.08)	(0.14)	(0.17)	(0.03)

Net asset value, end of period	$9.90	$9.87	$9.89	$9.98

Total Return:	1.08%(c)	1.24%	0.83%	0.14%(c)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.30%(d)	0.30%	0.30%	0.30%(d)
Ratio of Net Investment Income to Average Net Assets	1.55%(d)	1.22%	1.03%	0.88%(d)
Ratio of Expenses to Average Net Assets*	1.09%(d)	1.13%	1.65%	3.70%(d)

Net assets, end of period (in thousands)	$14,564	$13,482	$13,922	$10,158
Portfolio turnover**	28%	41%	63%	41%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

25

NOTES TO FINANCIAL STATEMENTS

September 30, 2016 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

-	RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)
-	RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class F and Class I shares. Class F and Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principals generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

26

NOTES TO FINANCIAL STATEMENTS

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Funds’ net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

27

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short Duration Fixed Income Fund
Assets:
Investments in Securities
Asset Backed Securities	$—	$3,352,419	$—	$3,352,419
Collateralized Mortgage Obligations	—	605,498	—	605,498
Corporate Bonds	—	12,867,182	—	12,867,182
Municipal Bonds	—	100,021	—	100,021
U.S. Government Agency Backed Mortgages	—	156,037	—	156,037
U.S. Treasury Obligations	—	185,053	—	185,053
Investment Company	531,943	—	—	531,943
Other Financial Instruments(*)
Interest Rate Contracts	1,094	—	—	1,094

	$533,037	$17,266,210	$—	$17,799,247

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(860)	$—	$—	$(860)

28

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Asset Backed Securities	$—	$3,233,760	$—	$3,233,760
Collateralized Mortgage Obligations	—	755,341	—	755,341
Corporate Bonds	—	9,865,121	—	9,865,121
U.S. Government Agency Backed Mortgages	—	818,222	—	818,222
Investment Company	270,889	—	—	270,889

	$270,889	$14,672,444	$—	$14,943,333

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(375)	$—	$—	$(375)

*  Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended September 30, 2016, the Funds held no investments categorized as Level 3 in the hierarchy.

During the period ended September 30, 2016, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Financial Instruments:

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2016, the Funds had no outstanding TBA commitments.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Funds’ returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Funds’ hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in

29

NOTES TO FINANCIAL STATEMENTS

various derivative financial instruments, as described below. For open derivative instruments as of September 30, 2016, see the following section for financial futures contracts.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statements of Assets and Liabilities at September 30, 2016.

Fair value of derivative instruments as of September 30, 2016:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
Short Duration Fixed Income Fund
	Asset Derivatives
Interest Rate Risk	Unrealized Appreciation on Futures Contracts	$1,094

	Liability Derivatives
Interest Rate Risk	Unrealized Depreciation on Futures Contracts	$860

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
Ultra-Short Fixed Income Fund
	Liability Derivatives
Interest Rate Risk	Unrealized Depreciation on Futures Contracts	$375

The effect of derivative instruments on the Statements of Operations during the period ended September 30, 2016 is as follows:

	Derivative Instruments Categorized by Risk Exposure	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts
Short Duration Fixed Income Fund	Interest Rate Risk	$(7,987)	$734
Ultra-Short Fixed Income Fund	Interest Rate Risk	(4,076)	(2,406)

For the period ended September 30, 2016, the average quarterly volume of derivative activities are as follows:

	Futures Long Positions (Contracts)	Futures Short Positions (Contracts)
Short Duration Fixed Income Fund	11	10
Ultra-Short Fixed Income Fund	9	19

30

NOTES TO FINANCIAL STATEMENTS

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance. As of September 30, 2016, there are no obligations with credit enhancement or liquidity features.

Affiliated Investments:

Each Fund invests in other Funds of the Trust (an “Affiliated Fund”). Effective June 24th 2016, the Funds started to invest in U.S. Government Money Market Fund — RBC Institutional Class 1. For the period from October 1, 2015 until June 24, 2016, the Funds invested in Prime Money Market Fund —RBC Institutional Class 1. The income and both realized and change in unrealized gains and losses earned by each Fund from the Affiliated Funds, if any, for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Funds.

	Value March 31, 2016	Purchases	Sales	Value June 24, 2016	Dividends
Investments in Prime
Money Market Fund — RBC Institutional Class 1
Short Duration Fixed Income Fund	$361,980	$2,886,944	$3,248,924	$—	$207
Ultra-Short Fixed Income Fund	338,908	2,945,278	3,284,186	—	428

	Value June 23, 2016	Purchases	Sales	Value September 30, 2016	Dividends
Investments in U.S. Government
Money Market Fund — RBC Institutional Class 1
Short Duration Fixed Income Fund	$—	$3,799,202	$3,267,259	$531,943	$443
Ultra-Short Fixed Income Fund	—	3,185,074	2,914,185	270,889	341

31

NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Funds’ relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Funds are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Funds, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.25%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class F and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2017.

	Class F Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.40%	0.30%

Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense

32

NOTES TO FINANCIAL STATEMENTS

limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/14 (Expiration Date 3/31/17)	FYE 3/31/15 (Expiration Date 3/31/18)	FYE 3/31/16 (Expiration Date 3/31/19)	FYE 3/31/17 (Expiration Date 3/31/20)	Total
Short Duration Fixed Income Fund	$85,840	$212,292	$136,348	$69,224	$503,704
Ultra-Short Fixed Income Fund	85,790	211,248	142,691	72,721	512,450

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM (US) indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2016, the amounts waived were as follows:

Fees Waived
Short Duration Fixed Income Fund	$235
Ultra-Short Fixed Income Fund	$288

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $46,000 ($49,000 effective October 1, 2016). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,000 ($6,500 effective October 1, 2016), for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

On December 30, 2013, the Advisor invested $10 million in each Fund to provide each Fund with its initial investment assets, and on March 3, 2014, invested $10,000 in Class F of each Fund to provide the initial assets for that share class. The table below shows, as of September 30, 2016, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Short Duration Fixed Income Fund	$18,141,809	897,665	49.5%
Ultra-Short Fixed Income Fund	$15,078,215	1,043,845	68.5%

33

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class F covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class F is 0.10%.

Plan fees are based on average daily net assets of Class F. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2016, there were no fees waived by the Distributor.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2016 were as follows:

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Purchases (Excl. US Gov’t.)	$6,606,880	$4,841,792
Sales (Excl. US Gov’t.)	$2,854,407	$7,616,815

6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (”shares outstanding“) without par value. Transactions in shares of the Funds are summarized below:

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016
CAPITAL TRANSACTIONS:
Class F
Proceeds from shares issued	$—	$611,397	$105,000	$4,200,000
Distributions reinvested	10,947	22,856	29,389	52,121
Cost of shares redeemed	(45,266)	(1,253,300)	(4,030,411)	(454,695)

Change in Class F	$(34,319)	$(619,047)	$(3,896,022)	$3,797,426

Class I
Proceeds from shares issued	$4,865,979	$2,566,155	$1,987,415	$3,751,400
Distributions reinvested	136,023	206,742	109,353	190,398
Cost of shares redeemed	(1,196,825)	(2,149,375)	(1,065,263)	(4,344,280)

Change in Class I	$3,805,177	$623,522	$1,031,505	$(402,482)

Change in net assets resulting from capital transactions	$3,770,858	$4,475	$(2,864,517)	$3,394,944

34

NOTES TO FINANCIAL STATEMENTS

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016
SHARE TRANSACTIONS:
Class F
Issued	—	61,714	10,591	424,692
Reinvested	1,096	2,302	2,968	5,285
Redeemed	(4,532)	(126,362)	(407,112)	(46,102)

Change in Class F	(3,436)	(62,346)	(393,553)	383,875

Class I
Issued	487,362	260,364	200,982	380,157
Reinvested	13,611	20,846	11,048	19,302
Redeemed	(119,686)	(216,358)	(107,769)	(440,020)

Change in Class I	381,287	64,852	104,261	(40,561)

Change in shares resulting from capital transactions	377,851	2,506	(289,292)	343,314

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the period ended March 31, 2014 and the years ended March 31, 2015 and March 31, 2016) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2016, tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Short Duration Fixed Income Fund	$17,656,551	$ 154,018	$ (12,416)	$ 141,602
Ultra-Short Fixed Income Fund	14,877,462	82,798	(16,927)	65,871

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

The tax character of distributions during the year ended March 31, 2016 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Short Duration Fixed Income Fund	$230,085	$—	$230,085
Ultra-Short Fixed Income Fund	242,520	—	242,520

35

NOTES TO FINANCIAL STATEMENTS

The tax basis of components of accumulated earning/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2017.

As of March 31, 2016, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $69,980 and $89,711, respectively, and a long-term capital loss carryforward of $62,077 and $67,592 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund did not have any deferred qualified late-year capital losses.

8. Subsequent Events

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

36

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class F and Class I shares.

Class F

Class F shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load). Class F shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

37

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period* 4/1/16-9/30/16	Annualized Expense Ratio During Period 4/1/16-9/30/16
Short Duration Fixed Income Fund	Class F	$1,000.00	$1,017.60	$2.30	0.45%
	Class I	1,000.00	1,018.10	1.79	0.35%

Ultra-Short Fixed Income Fund	Class F	1,000.00	1,012.30	2.04	0.40%
	Class I	1,000.00	1,010.80	1.53	0.30%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period* 4/1/16-9/30/16	Annualized Expense Ratio During Period 4/1/16-9/30/16
Short Duration Fixed Income Fund	Class F	$1,000.00	$1,023.06	$2.31	0.45%
	Class I	1,000.00	1,023.57	1.79	0.35%

Ultra-Short Fixed Income Fund	Class F	1,000.00	1,023.32	2.05	0.40%
	Class I	1,000.00	1,023.82	1.54	0.30%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 185/366 (to reflect one half year period).

38

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2016, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor (the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals, and their experience with the portfolio management team with regard to other products over the years. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board. The Trustees noted that both the RBC Ultra-Short Fixed Income Fund and the RBC Short Duration Fixed Income Fund performed well, outperforming their benchmarks and peers since inception.

The Trustees reviewed the Funds’ expense structure and advisory fees. The Trustees also considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees continued to be satisfied with the Advisor’s view that it was premature to impose contractual advisory fee breakpoints but determined that profitability and economies of scale information would be developed over time as the Funds operate, so that the Advisor and Trustees could evaluate fee levels and possible future economies of scale. The Trustees’ considerations included other benefits derived by the Advisor from its relationship with the Funds, such as from the Advisor’s role as co-administrator to the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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42

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the funds’ portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2016.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. The Funds are distributed by Quasar Distributors LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-FI SAR 09-16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	11/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	11/29/2016

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	11/29/2016

* Print the name and title of each signing officer under his or her signature.